FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ (272)	$ 27,322	$ (12,196)
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	(2,638)	4,798	(3,738)
Warrants
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	711	24,554	(8,887)
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives		75	(7)
Interest rate swaption
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives		(4,335)	(107)
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 1,655	$ 2,230	$ 543